Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance			$ 116,804		$ 124,243
Amortization expense			10,642		9,403	$ 9,050	[1]
Ending balance	$ 5,941		112,050	[3]	116,804	124,243
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			120,611		127,581	126,020
Purchases			697		675	2,840
Acquisition from business combinations			(22)		4,976	2,968
Systems Development					41
Transfer of completed development systems			0		0	0
Disposals			(17)		(98)	0
Effect of movements in exchange rates			(4,393)		(8,143)	(3,556)
Changes in value on the recognition of inflation effects			(6)		57	(552)
Effect of Venezuela						(139)
Capitalization of borrowing cost						0
Ending balance			116,870		120,611	127,581
Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					(4,478)
Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(3,807)		(3,338)	(2,056)
Amortization expense			(1,062)		(998)	(647)
Disposals			17		98
Effect of movements in exchange rates			61		108	230
Changes in value on the recognition of inflation effects			(29)		(52)
Effect of Venezuela						(120)
Impairment Venezuela						(745)
Ending balance			(4,820)		(3,807)	(3,338)
Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					375
Rights to produce and Distribute Coca-Cola trademark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			87,617		91,902
Ending balance			81,255		87,617	91,902
Rights to produce and Distribute Coca-Cola trademark [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			88,362		92,647	85,338
Purchases			0		0	1,288
Acquisition from business combinations			(2,887)		4,602	9,066
Systems Development					0
Transfer of completed development systems			0		0	0
Disposals			0		0	0
Effect of movements in exchange rates			(3,475)		(5,005)	(2,318)
Changes in value on the recognition of inflation effects			0		0	(727)
Effect of Venezuela						0
Capitalization of borrowing cost						0
Ending balance			82,000		88,362	92,647
Rights to produce and Distribute Coca-Cola trademark [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					(3,882)
Rights to produce and Distribute Coca-Cola trademark [member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(745)		(745)	0
Amortization expense			0		0	0
Disposals			0		0
Effect of movements in exchange rates			0		0	0
Changes in value on the recognition of inflation effects			0		0
Effect of Venezuela						0
Impairment Venezuela						(745)
Ending balance			(745)		(745)	(745)
Rights to produce and Distribute Coca-Cola trademark [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					0
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			23,729		26,228
Ending balance			25,833		23,729	26,228
Goodwill [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			23,729		26,228	33,582
Purchases			0		0	0
Acquisition from business combinations			2,903		0	(6,168)
Systems Development					0
Transfer of completed development systems			0		0	0
Disposals			0		0	0
Effect of movements in exchange rates			(799)		(2,499)	(1,186)
Changes in value on the recognition of inflation effects			0		0	0
Effect of Venezuela						0
Capitalization of borrowing cost						0
Ending balance			25,833		23,729	26,228
Goodwill [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					0
Goodwill [member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			0		0	0
Amortization expense			0		0	0
Disposals			0		0
Effect of movements in exchange rates			0		0	0
Changes in value on the recognition of inflation effects			0		0
Effect of Venezuela						0
Impairment Venezuela						0
Ending balance			0		0	0
Goodwill [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					0
Other indefinite lived intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			1,054		1,356
Ending balance			1,165		1,054	1,356
Other indefinite lived intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			1,054		1,356	1,248
Purchases			0		50	7
Acquisition from business combinations			153		0	0
Systems Development					0
Transfer of completed development systems			0		0	0
Disposals			0		0	0
Effect of movements in exchange rates			(42)		(352)	101
Changes in value on the recognition of inflation effects			0		0	0
Effect of Venezuela						0
Capitalization of borrowing cost						0
Ending balance			1,165		1,054	1,356
Other indefinite lived intangible assets [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					0
Other indefinite lived intangible assets [member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			0		0	0
Amortization expense			0		0	0
Disposals			0		0
Effect of movements in exchange rates			0		0	0
Changes in value on the recognition of inflation effects			0		0
Effect of Venezuela						0
Impairment Venezuela						0
Ending balance			0		0	0
Other indefinite lived intangible assets [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					0
Technology costs and management systems [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			2,998		2,767
Ending balance			2,625		2,998	2,767
Technology costs and management systems [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			6,023		5,090	4,579
Purchases			100		226	179
Acquisition from business combinations			(6)		26	6
Systems Development					0
Transfer of completed development systems			398		904	412
Disposals			(17)		(5)	0
Effect of movements in exchange rates			(68)		(218)	(86)
Changes in value on the recognition of inflation effects			0		0	0
Effect of Venezuela						0
Capitalization of borrowing cost						0
Ending balance			6,430		6,023	5,090
Technology costs and management systems [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					0
Technology costs and management systems [member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(3,025)		(2,323)	(1,764)
Amortization expense			(819)		(797)	(605)
Disposals			17		5
Effect of movements in exchange rates			52		141	46
Changes in value on the recognition of inflation effects			(30)		(51)
Effect of Venezuela						0
Impairment Venezuela						0
Ending balance			(3,805)		(3,025)	(2,323)
Technology costs and management systems [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					0
Development systems [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			777		1,291
Ending balance			690		777	1,291
Development systems [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			777		1,291	798
Purchases			334		371	920
Acquisition from business combinations			0		57	0
Systems Development					0
Transfer of completed development systems			(399)		(904)	(412)
Disposals			0		0	0
Effect of movements in exchange rates			(22)		(38)	(15)
Changes in value on the recognition of inflation effects			0		0	0
Effect of Venezuela						0
Capitalization of borrowing cost						0
Ending balance			690		777	1,291
Development systems [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					0
Development systems [member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			0		0	0
Amortization expense			0		0	0
Disposals			0		0
Effect of movements in exchange rates			0		0	0
Changes in value on the recognition of inflation effects			0		0
Effect of Venezuela						0
Impairment Venezuela						0
Ending balance			0		0	0
Development systems [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					0
Other amortizables [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			629		699
Ending balance			482		629	699
Other amortizables [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			666		969	475
Purchases			263		28	446
Acquisition from business combinations			(185)		291	64
Systems Development					41
Transfer of completed development systems			1		0	0
Disposals			0		(93)	0
Effect of movements in exchange rates			13		(31)	(52)
Changes in value on the recognition of inflation effects			(6)		57	175
Effect of Venezuela						(139)
Capitalization of borrowing cost						0
Ending balance			752		666	969
Other amortizables [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					(596)
Other amortizables [member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			(37)		(270)	(292)
Amortization expense			(243)		(201)	(42)
Disposals			0		93
Effect of movements in exchange rates			9		(33)	184
Changes in value on the recognition of inflation effects			1		(1)
Effect of Venezuela						(120)
Impairment Venezuela						0
Ending balance			$ (270)		(37)	$ (270)
Other amortizables [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals					$ 375

[1]	Restated due to Philippines deconsolidation.
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1